Regulatory Capital Matters (Actual And Required Capital Amounts And Ratios Of CFBank) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Actual Amount	$ 95,164	$ 69,066
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	87,857	62,085
Common equity tier 1 capital to risk-weighted assets, Actual Amount	87,857	62,085
Tier 1 (Core) Capital to adjusted total assets, Actual Amount	$ 87,857	$ 62,085
Total Capital to risk weighted assets, Actual Ratio	12.96%	12.37%
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	11.97%	11.12%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	11.97%	11.12%
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	10.58%	10.13%
Total Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	$ 73,425	$ 55,834
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	58,740	44,668
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	47,726	36,292
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	$ 41,526	$ 30,658
Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	10.00%	10.00%
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	6.50%	6.50%
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	5.00%	5.00%
Basel III Phase-In Schedule [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Amount		$ 55,164
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Amount		43,998
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required-Basel III Fully Phased-In Amount		35,622
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required-Basel III Fully Phased-In Amount		$ 24,526
Total Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Ratio		9.88%
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Ratio		7.88%
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required-Basel III Fully Phased-In Ratio		6.38%
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required-Basel III Fully Phased-In Ratio		4.00%
Basel III Fully Phased-In [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Amount	$ 77,097	$ 58,626
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Amount	62,412	47,459
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required-Basel III Fully Phased-In Amount	51,398	39,084
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required-Basel III Fully Phased-In Amount	$ 33,221	$ 24,526
Total Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Ratio	10.50%	10.50%
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Ratio	8.50%	8.50%
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required-Basel III Fully Phased-In Ratio	7.00%	7.00%
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required-Basel III Fully Phased-In Ratio	4.00%	4.00%